2ndVote Society Defended ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.7%
Netherlands - 1.8%
Chemicals - 1.8%
LyondellBasell Industries NV - Class A ADR	4,501	$462,793

United States - 95.9%
Aerospace & Defense - 6.4%
L3Harris Technologies, Inc.	3,490	867,160
Raytheon Technologies Corp.	8,041	796,622
Total Aerospace & Defense		1,663,782
Beverages - 3.0%
Coca-Cola Co.	12,393	768,366
Biotechnology - 7.8%
AbbVie, Inc.	6,821	1,105,752
Regeneron Pharmaceuticals, Inc. (a)	1,294	903,756
Total Biotechnology		2,009,508
Capital Markets - 4.2%
Bank of New York Mellon Corp.	9,540	473,470
BlackRock, Inc.	813	621,270
Total Capital Markets		1,094,740
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. - Class B (a)	1,582	558,304
Electric Utilities - 2.8%
NextEra Energy, Inc.	8,701	737,062
Electronic Equipment, Instruments & Components - 2.9%
II-VI, Inc. (a)	10,256	743,457
Health Care Equipment & Supplies - 2.5%
Stryker Corp.	2,393	639,768
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	1,548	789,434
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (a)	407	643,886
Insurance - 3.6%
Aflac, Inc.	14,640	942,670
Life Sciences Tools & Services - 1.5%
Danaher Corp.	1,352	396,582
Machinery - 4.8%
Caterpillar, Inc.	3,280	730,849
Xylem, Inc.	5,930	505,592
Total Machinery		1,236,441
Media - 5.2%
Fox Corp. - Class A	20,970	827,266
Interpublic Group of Cos.	14,335	508,176
Total Media		1,335,442
Metals & Mining - 2.6%
Steel Dynamics, Inc.	8,127	678,036
Oil, Gas & Consumable Fuels - 6.5%
Diamondback Energy, Inc.	6,346	869,910
EOG Resources, Inc.	6,911	823,998
Total Oil, Gas & Consumable Fuels		1,693,908
Real Estate Investment Trusts (REITs) - 3.4%
Equinix, Inc.	632	468,704
Regency Centers Corp.	5,774	411,917
Total Real Estate Investment Trusts (REITs)		880,621
Semiconductors & Semiconductor Equipment - 6.2%
Lam Research Corp.	1,189	639,218
Texas Instruments, Inc.	5,250	963,270
Total Semicundoctors & Semiconductor Equipment		1,602,488
Software - 12.1%
Adobe, Inc. (a)	1,381	629,211
Fortinet, Inc. (a)	2,717	928,508
Oracle Corp.	8,724	721,737
ServiceNow, Inc. (a)	1,561	869,305
Total Software		3,148,761
Specialty Retail - 10.9%
AutoNation, Inc. (a)	4,389	437,057
Best Buy Co., Inc.	3,311	300,970
Lowe's Cos., Inc.	2,326	470,294
O'Reilly Automotive, Inc. (a)	1,610	1,102,785
Tractor Supply Co.	2,253	525,783
Total Specialty Retail		2,836,889
Tobacco - 1.8%
Philip Morris International, Inc.	5,055	474,867
Total United States		24,875,012
TOTAL COMMON STOCKS (Cost $23,362,475)		25,337,805

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund, Class X 0.18% (b)	598,310	598,310
TOTAL SHORT-TERM INVESTMENTS (Cost $598,310)		598,310

Total Investments (Cost $23,960,785) - 100.0%		25,936,115
Other Assets in Excess of Liabilities - 0.0%		8,645
TOTAL NET ASSETS - 100.0%		$25,944,760

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").